FINANCIAL STATEMENTS SCHEDULE I - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	¥ 9,721,225	$ 1,525,472	¥ 14,212,778		¥ 5,270,204
Short-term investment	2,845,319	446,493	3,690,402
Prepayments and other current assets	3,142,368	493,106	2,334,688
Amounts due from subsidiaries	133,990	21,026	73,278
Total current assets	18,666,359	2,929,158	22,324,626
Deferred tax assets	934,848	146,698	720,561
Long-term investment	1,214,500	190,582	1,842,000
Investments in equity investees including subsidiaries, consolidated VIE, VIE's subsidiaries | ¥	3,730,448		3,224,463
TOTAL ASSETS	62,772,343	9,850,350	59,204,750
LIABILITIES AND EQUITY
Other current liability	5,794,380	909,263	4,487,084
Short-term bank borrowings | ¥	3,458,717		1,432,929
TOTAL LIABILITIES	13,844,762	2,172,544	10,105,052
Shareholders' equity:
Ordinary shares ( US$0.0001 par value; 10,000,000,000 shares authorized; 855,301,115 shares issued and 828,869,972 shares outstanding as of December 31, 2020; 826,943,309 shares issued and 808,448,289 shares outstanding as of December 31, 2021)	535	84	553
Additional paid-in capital	28,229,026	4,429,750	30,613,948
Treasury shares, at cost (18,983,830 and 11,683,474 shares as of December 31, 2020 and 2021, respectively)	(2,067,009)	(324,359)	(2,578,870)
Retained earnings	22,716,799	3,564,762	21,038,753
Accumulated other comprehensive gain	(242,104)	(37,991)	(95,571)
Total Equity	48,927,581	7,677,806	49,099,698		38,403,397	¥ 34,269,549
TOTAL LIABILITIES AND EQUITY	¥ 62,772,343	$ 9,850,350	¥ 59,204,750
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, share authorized			10,000,000,000	10,000,000,000
Ordinary shares, shares issued	826,943,309	826,943,309	855,301,115	855,301,115
Ordinary shares, shares outstanding	808,448,289	808,448,289	828,869,972	828,869,972
Issuance cost on IPO | ¥	¥ 69,498
Treasury shares, at cost	11,683,474	11,683,474	18,983,830	18,983,830
Reportable Legal Entities [Member] | ZTO EXPRESS (CAYMAN) INC.
Current assets
Cash and cash equivalents	¥ 621,034	$ 97,455	¥ 3,443,624	$ 540,380	¥ 394,741		¥ 773,884
Short-term investment	196,462	30,829	2,509,137
Prepayments and other current assets | ¥			13,013
Amounts due from subsidiaries	2,692,898	422,573	4,993,853
Total current assets	3,510,394	550,857	10,959,627
Long-term investment | ¥			652,500
Investments in equity investees including subsidiaries, consolidated VIE, VIE's subsidiaries	45,807,179	7,188,146	37,391,446
TOTAL ASSETS	49,317,573	7,739,003	49,003,573
LIABILITIES AND EQUITY
Dividends Payable	708	111	11,198
Other current liability	42,358	6,646	13,562
Short-term bank borrowings	637,260	100,000
TOTAL LIABILITIES	680,326	106,757	24,760
Shareholders' equity:
Ordinary shares ( US$0.0001 par value; 10,000,000,000 shares authorized; 855,301,115 shares issued and 828,869,972 shares outstanding as of December 31, 2020; 826,943,309 shares issued and 808,448,289 shares outstanding as of December 31, 2021)	535	84	553
Additional paid-in capital	28,229,026	4,429,750	30,613,948
Treasury shares, at cost (18,983,830 and 11,683,474 shares as of December 31, 2020 and 2021, respectively)	(2,067,009)	(324,359)	(2,578,870)
Retained earnings	22,716,799	3,564,762	21,038,753
Accumulated other comprehensive gain	(242,104)	(37,991)	(95,571)
Total Equity	48,637,247	7,632,246	48,978,813
TOTAL LIABILITIES AND EQUITY	¥ 49,317,573	$ 7,739,003	¥ 49,003,573
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, share authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, shares issued	826,943,309	826,943,309	855,301,115	855,301,115
Ordinary shares, shares outstanding	808,448,289	808,448,289	828,869,972	828,869,972
Issuance cost on IPO | ¥	¥ 69,498
Treasury shares, at cost	11,683,474	11,683,474	18,983,830	18,983,830